Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2012
Goodwill and Other Intangible Assets [Abstract]
Summary of changes in the company's goodwill

	U.S. Retail Coffee	U.S. Retail Consumer Foods	International, Foodservice, and Natural Foods	Total
Balance at May 1, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Other	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746
Acquisitions	84,845	—	156,778	241,623
Other	86	(925)	1,088	249

Balance at April 30, 2012	$1,720,297	$1,035,242	$299,079	$3,054,618

Other intangible assets and related accumulated amortization and impairment charges

	April 30, 2012			April 30, 2011
	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net	Acquisition Cost	Accumulated Amortization/ Impairment Charges	Net
Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,415,084	$238,419	$1,176,665	$1,180,000	$168,125	$1,011,875
Patents and technology	158,770	36,888	121,882	134,970	25,980	108,990
Trademarks	62,554	18,854	43,700	35,153	6,652	28,501

Total intangible assets subject to amortization	$1,636,408	$294,161	$1,342,247	$1,350,123	$200,757	$1,149,366

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,855,621	$10,861	$1,844,760	$1,799,862	$9,218	$1,790,644

Total other intangible assets	$3,492,029	$305,022	$3,187,007	$3,149,985	$209,975	$2,940,010